Financial Instruments - Maturity Dates for Financial Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Accounts payable	$ 1,418	$ 1,341
Accrued liabilities	3,534	4,209
Long-term debt	10,799	11,445
Other long-term liabilities	8,686	8,161
Interest and other financing expense	691	670	$ 743
Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	10,859	$ 11,514
Less than 1 year | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	980
Less than 1 year | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Accounts payable	1,418
Accrued liabilities	3,534
Other long-term liabilities	302
Lease payments included In liablities	298
Less than 1 year | Liquidity risk | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	980
Interest and other financing expense	582
1 to less than 2 years | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	1,584
1 to less than 2 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Other long-term liabilities	184
Lease payments included In liablities	184
1 to less than 2 years | Liquidity risk | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	1,584
Interest and other financing expense	518
2 to less than 5 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Other long-term liabilities	428
Lease payments included In liablities	428
2 to less than 5 years | Liquidity risk | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	2,317
Interest and other financing expense	1,257
Thereafter | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	5,978
Thereafter | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Other long-term liabilities	645
Lease payments included In liablities	645
Thereafter | Liquidity risk | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Long-term debt	5,978
Interest and other financing expense	$ 3,362